Leases - Disclosure of Detailed Information About Lease Liabilities Recognized in Cash Flow Statement Explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Operating activities	$ 72	$ 55	$ 39
Investing activities	(6)	0	0
Financing activities	36	32	65
Net cash paid	$ 102	$ 87	$ 104